Investments (Invested Assets on Deposit, Held In Trust and Pledged as Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Invested assets on deposit (regulatory deposits)	$ 9,089	$ 9,437
Invested assets held in trust (collateral financing arrangements and reinsurance agreements)	10,443	10,069
Invested assets pledged as collateral	23,145	25,996
Total invested assets on deposit, held in trust and pledged as collateral	$ 42,677	$ 45,502